Note 12 - Stockholders' Equity (Details) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended	1 Months Ended			1 Months Ended	6 Months Ended			2 Months Ended	6 Months Ended	1 Months Ended	2 Months Ended			0 Months Ended			1 Months Ended				2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended
	Jun. 30, 2014	May 22, 2013	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 12, 2014	Jun. 11, 2014	Mar. 04, 2014	Jan. 23, 2014	Mar. 31, 2014 IPO [Member]	Jun. 30, 2014 Private Placement [Member] Common Stock [Member] Successor [Member]	Jun. 19, 2014 Private Placement [Member]	May 20, 2014 Private Placement [Member]	May 22, 2013 Warrant [Member] Warrants and Rights Subject to Mandatory Redemption [Member]	May 22, 2013 Warrant [Member]	Jun. 30, 2014 Warrant [Member]	Mar. 04, 2014 Warrant [Member]	Mar. 26, 2014 Common Stock [Member] Subsequent Event [Member]	Jun. 30, 2013 Common Stock [Member] Successor [Member]	Jun. 30, 2014 Common Stock [Member] Successor [Member]	May 22, 2013 Common Stock [Member]	Jun. 30, 2013 Preferred Stock [Member] Successor [Member]	Dec. 31, 2013 Preferred Stock [Member] Successor [Member]	Dec. 31, 2012 Preferred Stock [Member] Predecessor [Member]	Apr. 03, 2014 Subsequent Event [Member]	Mar. 26, 2014 Subsequent Event [Member]	Mar. 04, 2014 Subsequent Event [Member]	May 22, 2013 Warrant Exchange Offer [Member]	Dec. 31, 2013 Criteria [Member]	May 22, 2013 Criteria [Member]	Dec. 31, 2013 IPO [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member]	Jun. 13, 2014 MacDermid [Member]	Mar. 04, 2014 MacDermid [Member]	Jun. 30, 2014 MacDermid [Member]	Jun. 30, 2014 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Jun. 19, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	May 22, 2013 Founders [Member]	Mar. 31, 2014 Founders [Member]	Apr. 25, 2013 Founders [Member]	May 22, 2013 Non-founder Directors [Member]	May 22, 2013 Two Independent Directors [Member]
Note 12 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Issued	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000																													2,000,000	316,000								1,999,998		2
Preferred Stock, Value, Issued (in Dollars)	$ 20,000		$ 20,000	$ 20,000																														$ 0									$ 20,000,000		$ 20,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																																											$ 0.01
Share Price (in Dollars per share)									$ 0.01	$ 10.00								$ 11.50											$ 11.50	$ 18.00	$ 10.00												$ 10.50		$ 20.00	$ 10.00	$ 10.50
Preferred Stock, Stock Dividend, Threshold Consecutive Trading Days					10 days
Preferred Stock, Ordinary Share Market Price Appreciation Dividend Percentage					20.00%																																							20.00%
Common Stock, Shares, Issued	137,290,980		137,290,980	137,290,980	103,571,941					90,500,000																					90,500,000			103,571,941	50,000,000
Convertible Preferred Stock, Shares Issued upon Conversion	1		1	1	1
Other Preferred Stock Dividends and Adjustments (in Dollars)																																		172,006,000
Stock Issued During Period, Shares, New Issues		88,500,000	1,251,744	16,244,694							15,800,000		15,800,000						88,529,500	3,959		2						13,462,280															380,952			29,500	190,476
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0	$ 0.01	$ 0.01	$ 0.01			$ 0.01																											$ 1.00
Proceeds from Issuance Initial Public Offering (in Dollars)		885,000,000
Class of Warrant or Right, Outstanding					48,742,662									90,529,500									2			4,573,602
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 11.50												$ 0.01
Class of Warrant or Right, Exercisable Time Period															3 years
Class of Warrant or Right, Warrant Redemption Price (in Dollars)															0.01		0.01								0.01
Class of Warrant or Right, Threshold Consecutive Trading Days		10 days
Sale of Stock, Price Per Share (in Dollars per share)																								$ 1,000				$ 10.50
Warrants Exchanged Per Common Share																												3
Warrants Exchanged for Common Stock			3,755,232													48,734,082												40,386,840
Proceeds from Issuance of Common Stock (in Dollars)													300,200															141,354				861,218,000	473,625,000	1,019,491,000
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars)																					818,257
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised															1,399,998
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned (in Dollars)																																								97,500,000	97,500
Annual Amount of Equity of Wholly Owned Subsidiary Eligible to be Exchanged for Common shares of the Company, Percentage																																								25.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																						6.76%	6.76%	6.76%		6.76%
Income (Loss) Attributable to Noncontrolling Interest (in Dollars)																																						1,314,000	3,068	1,434,000
Common Stock, Shares, Outstanding	137,290,980		137,290,980	137,290,980	103,571,941																					119,969,706								103,571,941	49,582,936
Preferred Stock, Dividend Rate, Percentage																																			9.00%
Dividends, Paid-in-kind (in Dollars)																																			209,027,000
Preferred Stock, Shares Outstanding	2,000,000		2,000,000	2,000,000	2,000,000																													2,000,000	315,144
Common Stock, Shares Authorized	400,000,000		400,000,000	400,000,000	400,000,000	400,000,000	200,000,000																											200,000,000	50,000,000
Stock Dividends, Shares	11,300,000
Business Acquisition, Percentage of Voting Interests Acquired																																					3.00%
Payments to Acquire Businesses, Gross (in Dollars)																																					2,600,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																																					1,670,386
Common Stock, Shares Issued Upon Conversion								1																			1
Series A Preferred Stock Shares Issued Upon Conversion								1																			1
Proceeds from Warrant Exercises (in Dollars)			14,395,000	186,814
Class of Warrant or Right, Warrants Redeemed																									8,580
Payments of Stock Issuance Costs (in Dollars)													$ 13,433
Number Of Common Stock On Registration Statement																																				14,825,000,000
Number Of Shares Eligible For Resale												14,825,000